UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy Barto

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-2533

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2013

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES (C) — 100.1%

CAYMAN ISLANDS — 87.4%
Alesco Preferred Funding, Ser 2005-7A, Cl B
1.050%, 07/23/35 (A)(B)	$4,000,000	$600,000
AMMC CDO, Ser 2012-11A
10/30/23 (B)(F)	11,765,000	9,647,300
AMMC CLO, Ser 2011-9A
01/15/22 (B)(F)	5,000,000	4,950,000
AMMC CLO, Ser 2012-10A
04/11/22 (B)(F)	6,250,000	5,875,000
Battalion CLO, Ser 2012-2A
11/15/19 (B)(F)	31,550,000	24,293,500
Battalion CLO, Ser 2012-2A, Cl D
5.518%, 11/15/19 (A)(B)	6,350,000	6,155,690
Battalion CLO, Ser 2012-3A
01/18/25 (B)(F)	39,200,000	37,632,000
Battalion CLO, Ser 2013-4A
10/22/25 (F)	31,800,000	28,139,820
Benefit Street Partners CLO, Ser 2012-IA
10/15/23 (B)(F)	8,650,000	8,390,500
Benefit Street Partners CLO, Ser 2012-IA, Cl C
4.768%, 10/15/23 (A)(B)	7,000,000	7,000,000
Benefit Street Partners CLO, Ser 2013-IIA
07/15/24 (B)	23,450,000	22,746,500
Benefit Street Partners CLO Warehouse
Note (F)	15,000,000	14,928,644
Brentwood CLO, Ser 2006-1A, Cl B
1.085%, 02/01/22 (A)(B)	10,250,000	8,968,750
Brentwood CLO, Ser 2006-1A, Cl C
1.865%, 02/01/22 (A)(B)	8,500,000	7,771,720
Bristol Bay Funding, Ser 2004-1A, Cl A2
1.265%, 02/01/16 (B)	12,239,000	11,933,025
Carlyle Global Market Strategies, Ser 2012-1A, Cl F
7.516%, 04/20/22 (A)(B)	7,975,000	7,895,250
Cerberus Offshore Levered I L.P., Ser 2012-1A, Cl B
4.932%, 11/30/18 (A)(B)	5,000,000	5,000,000
Claris III Jr.
0.565%, 08/04/21	28,295,463	26,314,781
Eastland CLO, Ser 2007-1A, Cl B
0.965%, 05/01/22 (A)(B)	12,750,000	10,805,625
Eastland CLO, Ser 2007-1A, Cl C
1.765%, 05/01/22 (A)(B)	2,000,000	1,600,000
Figueroa CLO, Ser 2013-1I
03/21/24 (F)	17,500,000	16,990,750
Figueroa CLO Warehouse Note,
Ser 2013-2 (F)	9,800,000	9,750,020
Fortress Credit Funding, Ser 2012-5A, Cl B
5.064%, 08/15/22 (A)(B)	21,015,000	21,141,090
Fortress Credit Funding, Ser 2012-5A, Cl C
6.014%, 08/15/22 (A)(B)	23,200,000	22,272,000
Fortress Credit Funding, Ser 2012-5A, Cl D
6.514%, 08/15/22 (A)(B)	5,200,000	5,200,000
Fortress Credit Funding, Ser 2012-5I, Cl E
6.514%, 08/15/22 (A)	19,800,000	19,299,060
Fortress Credit Funding, Ser 2012-6A, Cl C
6.014%, 08/15/22 (A)(B)	9,860,000	9,465,600
Fortress Credit Funding, Ser 2012-6A, Cl D
6.514%, 08/15/22 (A)(B)	2,210,000	2,210,000
Foxe Basin CLO, Ser 2003-1A, Cl C
3.504%, 12/15/15 (A)(B)	2,034,051	2,013,711

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2013

Description	Par Value	Fair Value
Freidbergmilstein Private Capital Fund
01/15/19 (F)	$1,000,000	$15,000
Gem Ligos II, Ser 2006-3A, Cl A2
0.924%, 03/23/21 (A)(B)	32,500,000	30,387,500
Gem Ligos II, Ser 2006-3A, Cl B
1.874%, 03/23/21 (A)(B)	12,203,979	10,861,541
GEMC, Ser 2005-8A, Cl A3
1.213%, 06/23/17 (A)(B)	10,000,000	9,650,000
Gleneagles CLO, Ser 2005-1A, Cl C
1.165%, 11/01/17 (A)(B)	12,000,000	11,040,000
Grayson CLO, Ser 2006-1A, Cl B
0.965%, 11/01/21 (A)(B)	10,338,000	8,890,680
Grayson CLO, Ser 2006-1A, Cl C
1.815%, 11/01/21 (A)(B)	17,000,000	13,685,000
Great Lakes CLO, Ser 2012-1A
01/15/23 (B)(F)	21,336,000	21,122,640
Great Lakes CLO, Ser 2012-1A, Cl E
5.768%, 01/15/23 (A)(B)	12,897,000	11,897,482
Highbridge Loan Management, Ser 2012-1A, Cl D
6.002%, 09/20/22 (A)(B)	7,250,000	6,978,125
JFIN CLO, Ser 2012-1A, Cl C
4.766%, 07/20/23 (A)(B)	5,750,000	5,674,675
KKR CLO, Ser 2012-1A, Cl C
4.754%, 12/15/24 (A)(B)	1,693,000	1,697,910
KVK CLO, Ser 2012-2A
02/10/25 (B)(F)	33,573,000	29,879,970
KVK CLO, Ser 2013-1A
04/14/25 (B)(F)	29,725,000	27,347,000
Liberty CLO, Ser 2005-1A, Cl B
1.165%, 11/01/17 (A)(B)	14,000,000	12,633,600
MC Funding, Ser 2006-1A, Cl E
4.003%, 12/20/20 (A)(B)	12,760,000	11,863,482
Muir Woods CLO, Ser 2012-1A
09/14/23 (B)(F)	6,500,000	4,615,000
Neuberger Berman CLO, Ser 2012-12A
07/25/23 (B)(F)	18,936,000	15,243,480
Neuberger Berman CLO, Ser 2012-12A, Cl E
7.266%, 07/25/23 (A)(B)	3,573,000	3,573,000
Neuberger Berman CLO, Ser 2012-13A
01/23/24 (B)(F)	22,737,000	15,347,475
Neuberger Berman CLO, Ser 2013-14A
04/28/25 (B)(F)	12,369,000	10,761,030
Neuberger Berman CLO, Ser 2013-15A
10/25/25 (B)(F)	18,151,850	18,151,850
Neuberger Berman CLO Warehouse
Note (F)	37,000,000	37,000,000
Newstar Trust, Ser 2007-1A, Cl A1
0.501%, 09/30/22 (A)(B)	7,517,762	7,274,788
OCP CLO, Ser 2012-2A
11/22/23 (B)(F)	18,445,000	16,231,600
Red River CLO, Ser 2006-1A, Cl B
0.715%, 07/27/18 (A)(B)	15,000,000	13,837,500
Red River CLO, Ser 2006-1A, Cl C
0.985%, 07/27/18 (A)(B)	16,000,000	14,440,000
Red River CLO, Ser 2006-1A, Cl D
1.915%, 07/27/18 (A)(B)	7,555,000	6,535,075
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.565%, 08/01/21 (A)(B)	2,270,951	2,202,822
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.765%, 08/01/21 (A)(B)	21,219,000	19,733,670
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.515%, 08/01/24 (A)(B)	28,326,455	25,989,523

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2013

Description	Par Value	Fair Value
Salus CLO, Ser 2012-1A, Cl D
8.260%, 03/05/21 (A)(B)	$5,000,000	$5,264,500
Salus CLO, Ser 2012-1I, Cl E
10.760%, 03/05/21 (A)	7,500,000	8,043,750
Shackleton I CLO, Ser 2012-1A
08/14/23 (B)(F)	8,000,000	6,560,000
Valhalla CLO, Ser 2004-1A
08/01/16 (B)(F)	6,500,000	1,950,000
Valhalla CLO, Ser 2004-1A, Cl A2
1.065%, 08/01/16 (A)(B)	38,235,995	36,467,580
Venture CDO, Ser 2012-10A
07/20/22 (B)(F)	9,647,000	9,068,180
Venture CDO, Ser 2012-10A, Cl F
7.266%, 07/20/22 (A)(B)	5,000,000	4,800,000
Venture CDO, Ser 2012-11A
11/14/22 (B)(F)	14,236,000	11,388,800
Venture CDO, Ser 2012-11A, Cl E
6.765%, 11/14/22 (A)(B)	2,000,000	1,990,000
Venture CDO, Ser 2012-12A
02/28/24 (B)(F)	38,240,000	37,092,800
Venture XIV CLO, Ser 2013-14A
08/28/25 (B)(F)	1,338,889	13,389
08/28/25 (B)(F)	34,830,000	32,217,750
Wind River CLO, Ser 2012-1A, Cl E
5.518%, 01/15/24 (A)(B)	10,000,000	9,125,000
Zais Investment Grade, Ser 9A, Cl B
1.114%, 04/27/52 (A)(B)	11,000,000	7,975,000
Zohar CDO, Ser 2007-3A, Cl A2
0.802%, 04/15/19 (A)(B)	100,000,000	35,000,000
Zohar CDO, Ser 2007-3A, Cl A3
1.002%, 04/15/19 (A)(B)	56,000,000	24,080,000

		1,014,588,503

IRELAND — 6.9%
ICE 3 Global Credit CLO, Ser 2013-1A, Cl B1
4.050%, 04/20/24 (B)	34,500,000	31,395,000
ICE 3 Global Credit CLO, Ser 2013-1A, Cl C1
4.750%, 04/20/24 (B)	24,500,000	21,560,000
ICE EM CLO, Ser 2007-1A, Cl A2
0.996%, 08/15/22 (A)(B)	17,909,000	16,341,963
ICE EM CLO, Ser 2007-1A, Cl A3
1.246%, 08/15/22 (A)(B)	11,826,000	10,584,270

		79,881,233

UNITED STATES — 5.8%
Ivy Hill IV
07/03/21 (F)	58,286,977	57,704,107
NXT Capital CLO, Ser 2012-1A, Cl E
7.766%, 07/20/22 (A)(B)	10,286,000	10,080,280

		67,784,387

Total Asset-Backed Securities (Cost $1,133,162,472)		1,162,254,123

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2013

Description	Shares	Fair Value
MUTUAL FUNDS — 0.7%

UNITED STATES — 0.7%
AllianceBernstein Global High Income Fund	52,939	$795,673
Ares Dynamic Credit Allocation Fund	37,441	678,056
Blackstone/GSO Senior Floating Rate Term Fund	9,707	185,889
Neuberger Berman High Yield Strategies Fund	2,400	31,344
Nuveen Preferred & Income Term Fund	25,326	574,394
Nuveen Premium Income Municipal Fund	4,386	56,053
Stone Harbor Emerging Markets Income Fund	203,537	3,995,431
Western Asset Emerging Markets Income Fund	170,464	2,137,619

Total Mutual Funds (Cost $8,411,732)		8,454,459

MONEY MARKET FUND — 1.1%

UNITED STATES — 1.1%
SEI Daily Income Trust Prime Obligation Fund, Cl A 0.010% (D)(E)	12,623,458	12,623,458

Total Money Market Fund (Cost $12,623,458)		12,623,458

Total Investments — 101.9% (Cost $1,154,197,662) (G)		$1,183,332,040

Percentages based on Limited Partners’ Capital of $1,161,097,448.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

L.P. — Limited Partnership

Ser — Series

(A)	Variable rate security. The rate reported is the rate in effect as of September 30, 2013.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At September 30, 2013, the market value of the Rule 144A positions amounted to $944,068,191 or 79.8% of total investments in securities.
(C)	Securities considered illiquid. The total value of such securities as of September 30, 2013 was $1,162,254,123 and represented 100.1% of Limited Partners’ Capital.
(D)	Rate shown is the 7-day effective yield as of September 30, 2013.
(E)	Investment in affiliated security.
(F)	Represents equity / residual tranche.
(G)	The aggregate cost of investments for tax purposes was $1,154,197,662. Net unrealized appreciation on investments for tax purposes was $29,134,378 consisting of $89,741,487 of gross unrealized appreciation and $(60,607,109) of gross unrealized depreciation.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$—	$1,162,254,123	$1,162,254,123
Mutual Funds	8,454,459	—	—	8,454,459
Money Market Fund	12,623,458	—	—	12,623,458

Total Investments in Securities	$21,077,917	$—	$1,162,254,123	$1,183,332,040

(1)	Of the $1,162,254,123 in Level 3 securities as of September 30, 2013, all were valued via broker quotes.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2013

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Beginning balance as of January 1, 2013	$924,671,244
Accrued discounts/premiums	17,542,343
Realized gain/(loss)	27,883,212
Change in unrealized appreciation/(depreciation)	(20,582,841)
Proceeds from Sales	(220,326,166)
Purchases	433,066,331

Ending balance as of September 30, 2013	$1,162,254,123

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(29,157,0566)

For the period ended September 30, 2013, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit Fund, LP

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: November 27, 2013

By (Signature and Title)	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Treasurer

Date: November 27, 2013